Commitments and Contingencies	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Commitments and Contingencies
Note 16— Commitments and Contingencies
Tax matters
In June 2021, the IRS completed its limited scope examination in relation to our CARES Act refund claim and did not propose any adjustments to the taxable years ended December 31, 2012, 2013, 2014, 2018 and 2019. In June 2021, the IRS completed its audit of taxable year 2009 in relation to our foreign tax credit refund claim. No other taxable years are currently under audit in the US. We believe that we have accurately reported all amounts in our returns.
Audit claims of approximately $618.0 million attributable to income and other business taxes were assessed against Noble entities in Mexico related to tax years 2007, 2009 and 2010, in Australia related to tax years 2013 to 2016, in Guyana related to tax years 2019 and 2020 in Saudi Arabia related to tax years 2015 to 2019 and against Pacific Drilling entities in Nigeria related to tax years 2010 to 2018. We intend to vigorously defend our reported positions and currently believe the ultimate resolution of the audit claims will not have a material adverse effect on our consolidated financial statements.
We operate in a number of countries throughout the world and our tax returns filed in those jurisdictions are subject to review and examination by tax authorities within those jurisdictions. We recognize uncertain tax positions that we believe have a greater than 50 percent likelihood of being sustained upon challenge by a tax authority. We cannot predict or provide assurance as to the ultimate outcome of any existing or future assessments.
Hurricane Ida Personal Injury Claims
We have had 14 employees and third parties that were onboard the
Noble Globetrotter II
during Hurricane Ida file suit in Texas and Louisiana state district courts against certain of our subsidiaries seeking damages related to physical and emotional harm suffered as a result of the incident. See “Note 6— Property and Equipment” for additional information regarding the incident. We have received letters of representation from a number of other potential plaintiffs, and more suits may be brought with respect to the incident. We are in the early stages of litigation. We intend to defend ourselves vigorously against these claims although there is inherent risk in litigation, and we cannot provide assurance as to the outcome of this lawsuit. We have insurance for such claims with a deductible of $5.0 million.
Other contingencies
Legacy Noble had entered into agreements with certain of our executive officers, as well as certain other employees. These agreements were effective upon a change of control of Noble (within the meaning set forth in the agreements) or a termination of employment in connection with or in anticipation of a change of control and remained effective for three years thereafter. These agreements provided for compensation and certain other benefits under such circumstances. On the Effective Date of our emergence from the Chapter 11 Cases, the Legacy Noble agreements were superseded by new employment agreements.
We are a defendant in certain other claims and litigation arising out of operations in the ordinary course of business, including personal injury claims, the resolution of which, in the opinion of management, will not be material to our financial position, results of operations or cash flows. There is inherent risk in any litigation or dispute and no assurance can be given as to the outcome of these claims.